Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net loss	$ (2,615,965)	$ (1,486,922)	$ (485,747)	$ (2,444,259)
Payments of short-term notes payable	(2,500,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	75
Amortization of debt issuance costs	208,412			28,040
Changes in operating assets and liabilities:
Prepaid asset and other current assets	392,860	83,157
Intangible assets	(22,210)
Due from affiliates	(1,876,298)
Other current assets				(25,040)
Accounts payable and accrued expenses	123,541		130,189	125,089
Due to affiliates			4,200,000
Net cash used in operating activities	(4,575,305)	(1,570,079)	3,844,442	(2,316,170)
Cash flows from investing activities:
Additions to assets held for sale	(3,535)	(174,800)
Purchase of Property and Equipment	(3,805)
Purchase of Land		(1,190,655)	(3,576,130)	(1,190,655)
Project Development Costs	(9,607)	(34,974)
Additions to project development costs			(646,335)	(206,367)
Equity-based investments	(42,662)		(3,599,945)
Net cash used in investing activities	(59,609)	(1,400,429)	(7,822,410)	(1,397,022)
Cash flows from financing activities:
Debt issuance costs	(441,825)		(51,766)
Proceeds from short-term notes payable	6,650,000	676,340	2,000,000	648,300
Contributions	959,384	2,294,167	2,029,734	3,065,612
Net cash provided by financing activities	4,667,559	2,970,507	3,977,968	3,713,912
Net change in cash	32,645			720
Cash – beginning of period	720
Cash – end of period	33,365			720
Supplemental disclosure of non-cash operating activities:
Transfer of land to assets held for sale		3,576,130		$ 3,576,130
Prepaid interest held back from proceeds from short-term notes payable	675,000
Forgiveness of due from affilliate	$ 4,000,000